As filed with the Securities and Exchange
Commission on January 31, 2006                     1933 Act File No. 333-126293
                                                    1940 Act File No. 811-21779


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                       POST-EFFECTIVE AMENDMENT NO.3                       [X]
                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
                              AMENDMENT NO.5                               [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                              JOHN HANCOCK FUNDS II

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210

               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2844

                                 JOHN J. DANELLO
                601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210

                     NAME AND ADDRESS (OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:

                               MARK P. GOSHKO, ESQ
                             KIRKPATRICK & LOCKHART
                              NICHOLSON GRAHAM LLP
                                 75 STATE STREET
                                BOSTON, MA 02109

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on (date) pursuant to paragraph (b) of Rule 485

[X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Supplement dated ________ __, 2006
    to Prospectus for John Hancock Funds II Lifestyle Portfolios Prospectus -
                     Class R3, Class R4 and Class R5 Shares
                             Dated October 17, 2005



The John Hancock Funds II ("Fund") Lifestyle Portfolios Prospectus - Class R3, Class R4 and Class R5 Shares dated October 17, 2005 is amended to include the following information with respect to Class 5 Shares, which are added to the Fund's Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio and Lifestyle Moderate Portfolio effective ________ __, 2006.

The Class 5 Shares are sold without imposition of any initial sales charge, contingent sales charge, service fee or distribution fee. Class 5 Shares currently are available only to the John Hancock Freedom 529 Plan, a qualified tuition program under Section 529 of the Internal Revenue Code of 1986, as amended, distributed by John Hancock Distributors, LLC (the "Distributor") through other broker-dealers appointed by the Distributor.

Fund Codes for Class 5 Shares

Ticker
CUSIP
Newspaper
SEC Number  811-21779
JH fund number

Lifestyle Growth

YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Shareholder transaction expenses                                 Class 5
Maximum front-end sales charge  (load) on                           none
purchases as a % of purchase price
Maximum deferred sales charge (load) as a %                         none
of purchase or sale price, whichever is less


Annual operating expenses (a)                                    Class 5
Management fee                                                     0.05%
Distribution and service (12b-1) fees                               none
Other expenses                                                     0.02%
Total fund operating expenses                                      0.07%
Estimated underlying fund expenses (b)                             0.89%
Net fund operating expenses and underlying fund expenses           0.96%
__________________
(a) Based on estimated expenses for the current fiscal year.
(b) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                     Year 1       Year 3       Year 5       Year 10
Class 5                        $98         $306         $531         $1,178

Lifestyle Balanced

YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Shareholder transaction expenses                                 Class 5
Maximum front-end sales charge  (load) on                           none
purchases as a % of purchase price
Maximum deferred sales charge (load) as a %                         none
of purchase or sale price, whichever is less


Annual operating expenses (a)                                    Class 5
Management fee                                                     0.05%
Distribution and service (12b-1) fees                               none
Other expenses                                                     0.02%
Total fund operating expenses                                      0.07%
Estimated underlying fund expenses (b)                             0.84%
Net fund operating expenses and underlying fund expenses           0.91%
__________________
(a) Based on estimated expenses for the current fiscal year.
(b) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                     Year 1       Year 3       Year 5       Year 10
Class 5                       $93          $290         $504        $1,120

Lifestyle Moderate

YOUR EXPENSES
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

Shareholder transaction expenses                                 Class 5
Maximum front-end sales charge  (load) on                           none
purchases as a % of purchase price
Maximum deferred sales charge (load) as a %                         none
of purchase or sale price, whichever is less


Annual operating expenses (a)                                    Class 5
Management fee                                                     0.05%
Distribution and service (12b-1) fees                               none
Other expenses                                                     0.02%
Total fund operating expenses                                      0.07%
Estimated underlying fund expenses (b)                             0.80%
Net fund operating expenses and underlying fund expenses           0.87%

__________________
(a) Based on estimated expenses for the current fiscal year.
(b) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                     Year 1       Year 3       Year 5       Year 10
Class 5                       $89          $278         $482        $1,073

                  JOHN HANCOCK FUNDS II - Lifestyle Portfolios
                     STATEMENT OF INCORPORATION BY REFERENCE

Part A and Part B of the registrant's registration statement, as amended, on Form N-1A, File Nos. 811-21779 and 333-126293, dated October 17, 2005, are incorporated by reference in their entirety herein.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

99.(a).1    Agreement  and  Declaration  of Trust  dated June 28,  2005.*

99.(a).2 Amended and Restated Agreement and Declaration of Trust dated August 12, 2005.**

99.(b)      By-laws of the Registrant dated June 28, 2005.*

99.(c)      See Exhibits (a) and (b).

99.(d)      Advisory Agreement and Subadvisory Agreements

99.(d).1    Advisory Agreement.****

99.(d).2 Subadvisory Agreement between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc.****

99.(d).3 Subadvisory Agreement between John Hancock Investment Management Services, LLC and American Century Investment Management, Inc.****

99.(d).4 Subadvisory Agreement between John Hancock Investment Management Services, LLC and Davis Selected Advisors, L.P. ****

99.(d).5 Subadvisory Agreement between John Hancock Investment Management Services, LLC and Declaration Management & Research LLC.****

99.(d).6 Subadvisory Agreement between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc.****

99.(d).7    Form  of  Subadvisory  Agreement  between  John  Hancock  Investment
            Management   Services,   LLC  and  Fidelity  Management  &  Research
            Company.**

99.(d).8 Subadvisory Agreement between John Hancock Investment Management Services, LLC and Franklin Advisers, Inc.****

99.(d).9 Subadvisory Agreement between John Hancock Investment Management Services, LLC and Grantham, May, Van Otterloo & Co. LLC (Growth & Income Fund).****

99.(d).10   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May,  Van  Otterloo & Co. LLC (Growth
            Fund).****

99.(d).11   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May,  Van  Otterloo & Co. LLC (Growth
            Opportunities Fund).****

99.(d).12   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,   LLC  and   Grantham,   May,   Van  Otterloo  &  Co.  LLC
            (International Stock Fund).****

99.(d).13   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and Grantham,  May, Van Otterloo & Co. LLC (Intrinsic
            Value Fund).****

99.(d).14   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May,  Van Otterloo & Co. LLC (Managed
            Fund).****

99.(d).15   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May,  Van  Otterloo  & Co.  LLC (U.S.
            Multi-Sector Fund).****

99.(d).16   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May,  Van  Otterloo  & Co. LLC (Value
            Opportunities Fund).****

99.(d).17   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Independence  Investment  LLC.****

99.(d).18   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Jennison Associates LLC.****

99.(d).19   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and John Hancock Advisers.****

99.(d).20   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Legg Mason Capital Management, Inc.****

99.(d).21   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Lord, Abbett & Co.****

99.(d).22   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Marsico Capital Management, LLC.****

99.(d).23   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Massachusetts Financial Services Company.****

99.(d).24   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,   LLC  and  Mercury   Advisors  (Fund  Asset   Management,
            L.P.).****

99.(d).25   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,   LLC  and  MFC  Global  Investment   Management  (U.S.A.)
            Limited.****

99.(d).26   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,   LLC  and  Morgan  Stanley  Investment   Management  (Van
            Kampen).****

99.(d).27   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Munder Capital Management.****

99.(d).28   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Pacific Investment Management Company.****

99.(d).29   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Pzena Investment Management, LLC.****

99.(d).30   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Salomon Brothers Asset Management Inc.****

99.(d).31   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and SSgA Funds Management, Inc.****

99.(d).32   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Sustainable Growth Advisers, L.P. ****

99.(d).33   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and T. Rowe Price Associates, Inc.****

99.(d).34   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Templeton Global Advisors Limited.****

99.(d).35   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Templeton Investment Counsel, Inc.****

99.(d).36   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and UBS Global Asset Management.****

99.(d).37   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,   LLC  and  United  States  Trust  Company,   N.A.,  Asset
            Management   Division  and  U.S. Trust  New  York  Asset  Management
            Division.****

99.(d).38   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Wellington Management Company, LLP.****

99.(d).39   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Wells Capital Management, Inc.****

99.(d).40   Transfer  Agreement  on behalf of Active Bond and  Strategic  Income
            Funds transferring John Hancock Advisers, LLC's ("JHA") rights and obligations under the Subadvisory Agreement between John Hancock
            Investment  Management  Services,  LLC  and JHA to  Sovereign  Asset
            Management LLC.+

99.(e)      Distribution Agreement between Registrant and John Hancock Funds,
            LLC.****

99.(f)      Not Applicable

99.(g)      Custodian Agreement***

99.(h)      Other Material Contracts

99.(h).1    Master Transfer Agency and Service Agreement.****

99.(h).2    Expense Limitation Agreement.****

99.(h).3    Form of Class R3 Service Plan***

99.(h).4    Form of Class R4 Service Plan***

99.(h).5    Form of Class R5 Service Plan***

99.(i)      Opinion and Consent of Counsel.+

99.(j)      Not Applicable

99.(k)      Not Applicable

99.(l)      Not Applicable

99.(m)      Plan of Distribution pursuant to Rule 12b-1

99.(m).1 Plan of Distribution pursuant to Rule 12b-1 relating to Class 1 Shares.****

99.(m).2 Plan of Distribution pursuant to Rule 12b-1 relating to Class 3 Shares.****

99.(m).3 Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares.****

99.(m).4 Plan of Distribution pursuant to Rule 12b-1 relating to Class B Shares.****

99.(m).5 Plan of Distribution pursuant to Rule 12b-1 relating to Class C Shares.****

99.(m).6 Plan of Distribution pursuant to Rule 12b-1 relating to Class R Shares.****

99.(m).7 Plan of Distribution pursuant to Rule 12b-1 relating to Class R3 Shares.****

99.(m).8 Plan of Distribution pursuant to Rule 12b-1 relating to Class R4 Shares.****

99.(n)      Amended Multiple Class Plan pursuant to Rule 18f-3 filed.****

99.(o)      Not Applicable

99.(p) Codes of Ethics of the Registrant and its Investment Adviser and Subadvisers.

99.(p).1    Code of Ethics for John Hancock Funds II.**

99.(p).2    Code of  Ethics  for John  Hancock  Investment  Management  Services
            LLC.**

99.(p).3    Code of Ethics for A I M Capital Management, Inc.**

99.(p).4    Code of Ethics for American Century.**

99.(p).5    Code of Ethics for Davis Selected Advisors, L.P.**

99.(p).6    Code of Ethics for Declaration Management & Research LLC.**

99.(p).7    Code of Ethics for Deutsche Asset Management, Inc.**

99.(p).8    Code of Ethics for Fidelity Management & Research Company .**

99.(p).9    Code of Ethics for Franklin  Advisers,  Inc.**

99.(p).10   Code of Ethics for Grantham,  Mayo,  Van Otterloo & Co. LLC.**

99.(p).11   Code of Ethics for Independence Investment LLC.**

99.(p).12   Code of Ethics for Jennison Associates LLC.**

99.(p).13   Code of Ethics for John Hancock Advisers.**

99.(p).14   Code of Ethics for Legg Mason Funds Management, Inc.**

99.(p).15   Code of Ethics for Lord, Abbett & Co.**

99.(p).16   Code of Ethics for Marsico Capital Management, LLC.**

99.(p).17   Code of Ethics for Massachusetts Financial Services Company.**

99.(p).18   Code  of  Ethics  for  Mercury  Advisors  (Funds  Asset  Management,
            L.P.).**

99.(p).19   Code  of  Ethics  for  MFC  Global  Investment  Management  (U.S.A.)
            Limited.**

99.(p).20   Code  of  Ethics  for  Morgan  Stanley  Investment  Management  (Van
            Kampen).**

99.(p).21   Code of Ethics for Munder Capital Management.**

99.(p).22   Code of Ethics for Pacific Investment Management Company.**

99.(p).23   Code of Ethics for Pzena Investment Management, LLC

99.(p).24   Code of Ethics for Salomon Brothers Asset Management Inc.**

99.(p).25   Code of Ethics for SSgA Funds Management, Inc.**

99.(p).26   Code of Ethics for Sustainable Growth Advisers, L.P.**

99.(p).27   Code of Ethics for T. Rowe Price Associates, Inc.**

99.(p).28   Code of Ethics for Templeton Global Advisors Limited.**

99.(p).29   Code of Ethics for Templeton Investment Counsel, Inc.**

99.(p).30   Code of Ethics for UBS Global Asset Management.**

99.(p).31   Code of Ethics for United States Trust Company.**

99.(p).32   Code of Ethics for Wellington Management Company, LLP.**

99.(p).33   Code of Ethics for Wells Capital Management, Inc.**

99.(q)      Power of Attorney +


* Previously filed electronically with initial registration statement on Form N-1A (file numbers 811-21779 and 333-126293) on June 30, 2005, accession number 0000950135-05-003640.

** Previously filed electronically with pre-effective amendment number 1 (file numbers 811-21779 and 333-126293) on September 30, 2005, accession number 0000950135-05-005616.

*** Previously filed electronically with pre-effective amendment number 2 (file numbers 811-21779 and 333-126293) on October 13, 2005, accession number 0000950135-05-005745.

**** Previously filed electronically with post-effective amendment number 2 (file numbers 811-21779 and 333-126293) on January 10, 2006, accession number 0001010521-06-000023.

+ Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      Two of the Trust shareholders are:

(i)  John Hancock Life Insurance Company of New York ("John Hancock New York"),

(ii) John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA").

John Hancock New York and John Hancock USA hold shares of the Registrant attributable to group annuity contracts in their respective separate accounts that are not registered under the Investment Company Act of 1940. The Lifestyle Portfolios are also shareholders of certain of the non-Lifestyle funds of the Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                               ACTIVE CORPORATIONS

                                                                                        JURISDICTION OF
                       AFFILIATE                            LEGAL ID    % OF EQUITY      INCORPORATION
---------------------------------------------------------   --------    -----------     ----------------
MANULIFE FINANCIAL CORPORATION                                 2            100             CANADA
  John Hancock Financial Services, Inc.                        3            100             Delaware
  The Manufacturers Life Insurance Company                     1            100             Canada
     Manulife Bank of Canada                                  58            100             Canada
     Manulife Financial Services Inc.                        199            100             Canada
     Manulife Securities International Ltd.                   79            100             Canada
     Enterprise Capital Management Inc.                                      20             Ontario
     Cantay Holdings Inc.                                     51            100             Ontario
     FNA Financial Inc.                                      115            100             Canada
       Elliot & Page Limited                                 116            100             Ontario
     NAL Resources Limited                                   117            100             Alberta
     3550435 Canada Inc.                                     107            100             Canada
       MFC Insurance Company Limited                         106            100             Canada
       FCM Holdings Inc.                                     104            100             Philippines
     Manulife Canada Ltd.                                    157            100             Canada
     1293319 Ontario Inc.                                    170            100             Ontario
     3426505 Canada Inc.                                     161            100             Canada
     Canaccord Capital Inc.                                               13.07        British Columbia
     Manulife International Capital Corporation Limited      135            100             Ontario
       Golf Town Canada Inc.                                              43.43             Canada
       Regional Power Inc.                                   136             80             Canada
       Avotus Corp.                                                       10.36             Canada

                                                                                        JURISDICTION OF
                       AFFILIATE                            LEGAL ID    % OF EQUITY      INCORPORATION
---------------------------------------------------------   --------    -----------     ----------------
First North American Insurance Company                        111            100          Canada
JLOC Holding Company                                                          30          Cayman Islands
Opportunity Finance Company                                                   30          Cayman Islands
Resolute Energy Inc.                                                        11.5          Alberta
SEAMARK Asset Management Ltd.                                 118          35.01          Canada
NAL Resources Management Limited                              120            100          Canada
  1050906 Alberta Ltd.                                        127            100          Alberta
PK Liquidating Company II, LLC                                                18          Delaware
Intrepid Energy Corp.                                                         19          Alberta
Manulife Data Services Inc.                                    81            100          Barbados
Micro Optics Design Corporation                                            17.69          Nevada
Innova LifeSciences Corporation                                            15.79          Ontario
2015401 Ontario Inc.                                          140            100          Ontario
2015500 Ontario Inc.                                          154            100          Ontario
MFC Global Investment Management (U.S.A.) Limited             156            100          Canada
Cavalier Cable, Inc.(2)                                                       78          Delaware
2024385 Ontario Inc.                                          153            100          Ontario
6212344 Canada Limited                                        272            100          Canada
NALC Holdings Inc.(3)                                         103             50          Ontario
Manulife Holdings (Alberta) Limited                           201            100          Alberta
 Manulife Holdings (Delaware) LLC                             205            100          Delaware
 The Manufacturers Investment Corporation                      87            100          Michigan
 Manulife Reinsurance Limited                                  67            100          Bermuda
 Manulife Reinsurance (Bermuda) Limited                       203            100          Bermuda
 The Manufacturers Life Insurance Company (U.S.A.)             19            100          Michigan
 Manulife Service Corporation                                   7            100          Colorado
 Manulife Financial Securities LLC                              5            100          Delaware
 Manufacturers Securities Services, LLC(4)                     97             60          Delaware
 The Manufacturers Life Insurance Company of New York          94            100          New York
 The Manufacturers Life Insurance Company of America           17            100          Michigan
 Aegis Analytical Corporation                                              15.41          Delaware
 Manulife Property Management of Washington, D.C., Inc.                      100          Wash., D.C.
 ESLS Investment Limited, LLC                                                 25          Ohio
 Polymerix Corporation                                                      11.4          Delaware
 Ennal, Inc.                                                  124            100          Delaware
 Avon Long Term Care Leaders LLC                              158            100          Delaware
 Ironside Venture Partners I LLC                              196            100          Delaware
 NewRiver Investor Communications Inc.                                     11.29          Delaware
 Ironside Venture Partners II LLC                             197            100          Delaware
 Flex Holding, LLC                                                          27.7          Delaware
 Flex Leasing I, LLC                                                       99.99          Delaware
 Manulife Leasing Co., LLC                                    150             80          Delaware
 Dover Leasing Investments, LLC                                               99          Delaware
MFC Global Fund Management (Europe) Limited                    64            100          England
 MFC Global Investment Management (Europe) Limited                           100          England
WT (SW) Properties Ltd.                                        82            100          England
Manulife Europe Ruckversicherungs-Aktiengesellschaft          138            100          Germany
Manulife International Holdings Limited                       152            100          Bermuda
  Manulife Provident Funds Trust Company Limited              163            100          Hong Kong
  Manulife Asset Management (Asia) Limited                     78            100          Barbados
    Manulife Asset Management (Hong Kong) Limited                            100          Hong Kong
    P.T. Manulife Aset Manajemen Indonesia                    141             85          Indonesia
      P.T. Buanadaya Sarana Informatika(5)                                    96          Indonesia
  Manulife (International) Limited                             28            100          Bermuda
    Manulife-Sinochem Life Insurance Co. Ltd.                  43             51          China
Manulife (Vietnam) Limited                                    188            100          Vietnam
The Manufacturers Life Insurance Co. (Phils.), Inc.           164            100          Philippines
       FCM Plans, Inc.                                        155            100          Philippines
       Manulife Financial Plans, Inc.                         187            100          Philippines
     P.T. Asuransi Jiwa Manulife Indonesia                     42             71          Indonesia
    P.T. Asuransi Jiwa Arta                                    75            100          Indonesia
Mandiri Prima
    P.T. Asuransi Jiwa Manulife                                             90.4          Indonesia
Prima(6)
   P.T. Asuransi Jiwa Manulife                                              95.9          Indonesia
Inti(7)
    Manulife (Singapore) Pte. Ltd.                             14            100          Singapore
    Manulife Holdings (Bermuda) Limited                       147            100          Bermuda
       Manulife Management Services Ltd.                      191            100          Barbados
       Manufacturers P&C Limited                               36            100          Barbados

                                                                                        JURISDICTION OF
                       AFFILIATE                            LEGAL ID    % OF EQUITY      INCORPORATION
---------------------------------------------------------   --------    -----------     ----------------
Manulife European Holdings 2003 (Alberta) Limited             202          100          Alberta
  Manulife European Holdings (Bermuda) Limited                270          100          Bermuda
    Manulife European Investments (Luxembourg) S.a.r.l.       271          100          Luxembourg
      Manulife Hungary Holdings Limited(8.)                   149           99          Hungary
MLI Resources Inc.                                            193          100          Alberta
  Manulife Life Insurance Company(9)                          180           35          Japan
    MFC Global Investment Management (Japan) Limited          208          100          Japan
  Manulife Century Investments (Bermuda) Limited              172          100          Bermuda
    Manulife Century Investments (Luxembourg) S.A.            173          100          Luxembourg
      Manulife Century Investments (Netherlands) B.V.         174          100          Netherlands
        Manulife Premium Collection Co., Ltd.(10.)            178           57          Japan
        Y.K. Manulife Properties Japan                        142          100          Japan
        Manulife Century Holdings (Netherlands) B.V.          195          100          Netherlands

---------------------
(2) 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company (U.S.A.).

(3)   50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(4) 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

(5) 4% of P.T. Buanadaya Sarana Informatika is owned by P.T. Asuransi Jiwa Manulife Indonesia.

(6) 9.6% of P.T. Asuransi Jiwa Manulife Prima is owned by P.T. Buanadaya Sarana Informatika.

(7) 4.1% of P.T. Asuransi Jiwa Manulife Inti is owned by P.T. Buanadaya Sarana Informatika.

(8)   1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(9) 32.5% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V.

(10.) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

ITEM 25. INDEMNIFICATION

The Registrant's Amended and Restated Declaration of Trust filed previously contains, and the Distribution Agreement filed herewith contains, provisions limiting the liability, and providing for the indemnification, of the Trustees and officers under certain circumstances.

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 25, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

See "Fund Details" in the Prospectuses and "Investment Management Agreements" in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) John Hancock Funds, LLC acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock California Tax-Free Income Trust, John Hancock Capital Series, John Hancock Current Interest, John Hancock Equity Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series, John Hancock Municipal Securities Trust, John Hancock World and John Hancock Funds III.

(b) The following table presents certain information with respect to each director and officer of John Hancock Funds, LLC:

NAME AND PRINCIPAL BUSINESS    POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
         ADDRESS                     UNDERWRITER                WITH REGISTRANT
James R. Boyle                   Chairman and Director             Trustee
601 Congress Street
Boston, Massachusetts 02210

Keith F. Hartstein             Director, President and Chief       President
601 Congress Street                 Executive Officer
Boston, Massachusetts 02210

John G. Vrysen               Director, Executive Vice President Chief Financial
601 Congress Street             and Chief Financial Officer        Officer
Boston, Massachusetts 02210

Mitchell A. Karmen               Chief Compliance Officer          None
601 Congress Street
Boston, Massachusetts 02210

Peter Copestake                       Treasurer                    None
601 Congress Street
Boston, Massachusetts 02210

John T. Litzow                   Senior Vice President             None
601 Congress Street
Boston, Massachusetts 02210

Jeffery H. Long                Vice President, Controller          None
601 Congress Street              and Assistant Treasurer
Boston, Massachusetts 02210

Andrew G. Arnott                      Vice President               None
601 Congress Street
Boston, Massachusetts 02210

Arthur E. Creel                       Vice President               None
601 Congress Street
Boston, Massachusetts 02210

Carey Hoch                            Vice President               None
601 Congress Street
Boston, Massachusetts 02210

Kristine McManus                      Vice President               None
601 Congress Street
Boston, Massachusetts 02210

Daniel Rollins                     Second Vice President           None
601 Congress Street
Boston, Massachusetts 02210

Karen F. Walsh                        Vice President               None
601 Congress Street
Boston, Massachusetts 02210

Kelly A. Conway                       Assistant Treasurer          None
601 Congress Street
Boston, Massachusetts 02210

David Hayter                          Assistant Treasurer          None
601 Congress Street
Boston, Massachusetts 02210

Cathy Hopkinson                       Assistant Treasurer          None
601 Congress Street
Boston, Massachusetts 02210

William H. King                       Assistant Treasurer          None
601 Congress Street
Boston, Massachusetts 02210

Wayne Zuk                             Assistant Treasurer          None
601 Congress Street
Boston, Massachusetts 02210

Alfred P. Ouellette               AVP, Senior Counsel and          None
601 Congress Street                 Assistant Secretary
Boston, Massachusetts 02210

Brian E. Langenfeld               AVP, Counsel and Assistant       None
601 Congress Street                       Secretary
Boston, Massachusetts 02210

Joyce K. Mahoney                     Assistant Secretary           None
601 Congress Street
Boston, Massachusetts 02210

         (c)  None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant's investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02108,

By Fidelity Management & Research Company, the investment subadviser to the Large Cap Growth Fund, at its offices at 82 Devonshire Street, Boston, MA 02109,

By Wellington Management Company, LLP, the investment subadviser to the Natural Resources Trust, Mid Cap Stock, Small Cap Value, and Investment Quality Bond Funds, at its offices at 75 State Street, Boston, Massachusetts 02109,

By Salomon Brothers Asset Management Inc, the investment subadviser to the Special Value, High Yield, U.S. Government Securities and Strategic Bond Funds, at its offices at 7 World Trade Center, New York, New York 10048,

By T. Rowe Price Associates, Inc., the investment subadviser to the Small Company Value, Health Sciences, Blue Chip Growth, Science & Technology, Spectrum Income and Equity-Income Funds, at its offices at 100 East Pratt Street, Baltimore, MD 21202,

By Morgan Stanley Asset Management Inc., the investment subadviser of the Value Fund, at its offices at 1221 Avenue of the Americas, New York, New York 10020,

By MFC Global Investment Management (U.S.A.) Limited, the investment subadviser to the Quantitative Mid Cap, Quantitative All Cap, Quantitative Value, Emerging Growth, Pacific Rim, Real Estate Securities, International Index, Small Cap Index, Mid Cap Index, Total Stock Market Index, 500 Index, Lifestyle and Money Market Funds, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5,

By A I M Capital Management, Inc., the investment subadviser to the Mid Cap Core, All Cap Growth and Small Company Growth Funds, at its offices at 11 Greenway Plaza, Houston, Texas, 77046,

By Pacific Investment Management Company, the investment subadviser to the Real Return Bond, Global Bond and Total Return Funds, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660,

By Templeton Global Advisers Limited, the investment subadviser to the Global Fund, at its offices at Box N7759, Lyford Cay, Nassau, Bahamas.

By  Templeton   Investment   Counsel,   Inc.,  the   investment   subadviser  to
International Value and International Small Cap Funds, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

By Franklin Advisers, Inc. the investment adviser to the Emerging Small Company Fund, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

By Munder Capital Management, the investment adviser to the Small Cap Opportunities Fund, at its offices at 480 Pierce Street, Birmingham, Michigan 48009.

By Jennison Associates LLC, the investment adviser to the Capital Appreciation Fund, at its offices at 466 Lexington Avenue, New York, NY 10017.

By Davis Selected Advisers, LP, the investment adviser to the Financial Services and Fundamental Value Funds, at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.

By Massachusetts Financial Services Company, the investment adviser to the Strategic Growth, Strategic Value and Utilities Funds, at its offices at 500 Boylston Street, Boston, MA 02116.

By Lord Abbett & Co., the investment adviser to the Mid Cap Value and All Cap Value Funds, at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

By Mercury Advisors, the investment adviser to the Large Cap Value Fund, at its offices at Merrill Lynch Investment Managers at 800 Scudder Mill Road, Plainsboro, NJ 08536.

By American Century Investment Management, Inc., the investment adviser to the Small Company Fund, at its offices at 4500 Main Street, Kansas City, Missouri 64111.

By Pzena Investment Management, LLC, the investment adviser to the Classic Value Fund, at its offices at 120 West 45th Street, New York, NY 10036.

By Sustainable Growth Advisers, L.P., the investment adviser to the U.S. Global Leaders Growth Fund, at its offices at 1285 Avenue of the Americas, 35th Floor, New York, NY 10019.

By Legg Mason Capital Management, Inc., the investment adviser to the Core Equity Fund, at its offices at 100 Light

Street, Baltimore, Maryland 21202.

By Sovereign Asset Management LLC, the investment adviser to the Active Bond and Strategic Income Funds, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603

By Declaration Management & Research LLC, the investment adviser to the Bond Index, Active Bond, Short-Term Bond and Managed Funds, at its offices at 1650 Tysons Blvd., McLean, VA 22102.

By Independence Investment LLC, the investment adviser to the Growth & Income Trust II and Managed Trust, at its offices at 53 State Street, Boston, Massachusetts 02109.

By SSgA Funds Management, Inc., the investment adviser to the International Equity Index Fund, at its offices at One Lincoln Street, Boston, Massachusetts 02111.

By Marsico Capital Management, LLC , the investment adviser for the International Opportunities Fund, at its offices at 1200 17th Street, Denver, Colorado 80202.

By Wells Fargo Fund Management, LLC, the investment adviser to the Core Bond and the U.S. High Yield Funds, at its offices at 525 Market St., San Francisco, California.

By Grantham, Mayo, Van Otterloo & Co. LLC, the investment adviser to the Growth, Growth & Income, International Growth, International Stock, Intrinsic Value, Managed, U.S. Multi Sector and Value Opportinities Funds, at its offices at 40 Rowes Wharf, Boston, Massachusetts 02110.

By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or

By State Street Bank and Trust Company, the custodian for the Registrant, at its offices at 225 Franklin Street, Boston, Massachusetts 02110.

ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 31st day of January, 2006.

                                          JOHN HANCOCK FUNDS II


                                          By:   /s/Keith F. Hartstein
                                                ---------------------
                                                Keith F. Hartstein
                                                President

     Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE                            TITLE                               DATE


/s/Keith F. Hartstein                President                           January 31, 2006
---------------------
Keith F. Hartstein



/s/John G. Vrysen                    Chief Financial Officer             January 31, 2006
-----------------
John G. Vrysen


         *                           Trustee                             January 31, 2006
-------------------
Charles L. Bardelis


         *                           Trustee                             January 31, 2006
-------------------
James R. Boyle


         *                           Trustee                             January 31, 2006
-------------------
Peter S. Burgess


         *                           Trustee                             January 31, 2006
-------------------
Elizabeth G. Cook


         *                           Trustee                             January 31, 2006
---------------------
William H. Cunningham


         *                           Trustee                             January 31, 2006
---------------------
Charles L.Ladner


         *                           Trustee                             January 31, 2006
---------------------
Hassell H. McClellan


         *                           Trustee                             January 31, 2006
---------------------
James M. Oates

* By Power of Attorney (filed herewith)



JOHN HANCOCK FUNDS II


By:       /s/George M. Boyd
          -------------
Name:     George M. Boyd
Title:    Assistant Secretary

                              John Hancock Funds II

                                POWER OF ATTORNEY


     I do hereby constitute and appoint George Boyd, John J. Danello, Betsy Anne Seel, Gordon M. Shone, Bruce Speca, John Vrysen, or any one of them, my true and lawful attorneys to execute registration statements to be filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the "1933 Act") and/or the Investment Company Act of 1940, as amended (the "1940 Act"), and to do any and all acts and things and to execute any and all instruments for me and in my name in the capacities indicated below, which said attorney, may deem necessary or advisable to enable John Hancock Funds II (the "Trust") to comply with the 1933 Act and the 1940 Act, and any rules, regulations and requirements of the Securities and Exchange Commission, in connection with such registration statement, including specifically, but without limitation, power and authority to sign for me in the capacity indicated below, any and all amendments (including post-effective amendments); and I do hereby ratify and confirm all that the said attorneys, or any of them, shall do or cause to be done by virtue of this power of attorney.


SIGNATURE                                   TITLE                          DATE
---------                                   -----                          ----

/s/ Charles L. Bardelis                     Trustee                        *
Charles L. Bardelis

/s/ Peter S. Burgess                        Trustee                        *
Peter S. Burgess

/s/ Elizabeth G. Cook                       Trustee                        *
Elizabeth G. Cook

/s/ William H. Cunningham                   Trustee                        *
William H. Cunningham

/s/ James Boyle                             Trustee                        *
James Boyle

/s/ Charles L.Ladner                        Trustee                        *
Charles L.Ladner

/s/ Hassell H. McClellan                    Trustee                        *
Hassell H. McClellan

/s/ John M. Oates                           Trustee                        *
John M. Oates


*August 23, 2005